SCHEDULE OF PRODUCT SALES AND RETURNS RELATED TO MEMBERSHIPS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenue returns				$ 1,184	$ 1,183	$ 41,755
Membership [Member]
Product Information [Line Items]
Revenue returns				1,184		41,755
Product [Member]
Product Information [Line Items]
Revenue returns					$ 1,183